UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Laidlaw Group, LLC
Address: 95 Katonah Ave
Katonah, NY 10536
13F File Number: 28-13641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and the it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manger:

Name: Ben Connard
Title: Analyst
Phone: 914-767-0650
Signature, 	Place, 		and Date of Signing
Ben Connard 	Katonah, NY 	May 3, 2010
Report Type: (Check only one):

[ X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager: None
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total: 116106

List of Other Included Managers:

No. 13F File Number Name
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FORM 13F INFORMATION TABLE

									VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP              	(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Company                      	COM	88579y101          	$3,190	38,177	SH		SOLE		38,177
ABB Ltd                         	COM	375204			$3,414	156,320	SH		SOLE		156,320
Abbott Laboratories             	COM	2824100			$307	5,830	SH		SOLE		5,830
Apache Corp                     	COM	37411105		$2,411	23,750	SH		SOLE		23,750
AT&T Corp                       	COM	00206R102          	$412	15,956	SH		SOLE		15,956
Automatic Data Processing       	COM	53015103		$2,581	58,045	SH		SOLE		58,045
Berkshire Hathaway Inc Cl       	COM	84670108		$487	4	SH		SOLE		4
Brown-Forman Corp               	COM	115637209		$3,268	54,977	SH		SOLE		54,977
Celgene Corp                    	COM	151020104		$423	6,833	SH		SOLE		6,833
Chevron Corp                    	COM	166764100		$818	10,784	SH		SOLE		10,784
Cisco Systems Inc               	COM	17275R102          	$3,512	134,932	SH		SOLE		134,932
CME Group Inc                   	COM	12572Q105          	$2,505	7,925	SH		SOLE		7,925
Danaher Corp                    	COM	235851102		$3,323	41,585	SH		SOLE		41,585
Dominion Resources Inc          	COM	25746U109          	$224	5,442	SH		SOLE		5,442
Dupont (EI) De Nemours &        	COM	263534109		$357	9,582	SH		SOLE		9,582
Enerplus Res Fund               	COM	29274D604          	$276	11,656	SH		SOLE		11,656
Equifax Inc                     	COM	294429105		$2,221	62,030	SH		SOLE		62,030
Exxon Mobil Corp                	COM	30231G102          	$4,195	62,623	SH		SOLE		62,623
Fedex Corp                      	COM	31428X106          	$3,130	33,515	SH		SOLE		33,515
First Community Bancshare       	COM	31983A103          	$139	11,205	SH		SOLE		11,205
General Electric Co             	COM	369604103		$424	23,275	SH		SOLE		23,275
Google Inc                      	COM	38259P508          	$3,004	5,297	SH		SOLE		5,297
Intl Business Machines Co       	COM	459200101		$558	4,350	SH		SOLE		4,350
iShares Barclays 1-3 Year       	ETF	464288646		$5,769	55,156	SH		SOLE		55,156
iShares Barclays 1-3 Year       	ETF	464287457		$1,525	18,290	SH		SOLE		18,290
iShares Barclays MBS Fixe       	ETF	464288588		$7,034	65,710	SH		SOLE		65,710
iShares Barclays Tips Bon       	ETF	464287176		$8,659	83,341	SH		SOLE		83,341
iShares MSCI Australia In       	ETF	464286103		$1,411	58,775	SH		SOLE		58,775
iShares MSCI South Korea        	ETF	464286772		$946	18,920	SH		SOLE		18,920
iShares S&P NY AMT-Free M       	ETF	464288323		$308	2,950	SH		SOLE		2,950
Johnson & Johnson               	COM	478160104		$1,097	16,832	SH		SOLE		16,832
Kimco Realty Corp               	COM	49446R109          	$910	58,160	SH		SOLE		58,160
Laboratory Corp of Americ       	COM	50540R409          	$2,635	34,810	SH		SOLE		34,810
Landauer Inc                    	COM	51476K103          	$578	8,865	SH		SOLE		8,865
Microsoft Corp                  	COM	594918104		$3,956	135,057	SH		SOLE		135,057
Mocon Inc                       	COM	607494101		$138	12,600	SH		SOLE		12,600
Nike Inc Class B                	COM	654106103		$3,476	47,295	SH		SOLE		47,295
Noble Corp                      	COM	H5883N103          	$2,432	58,155	SH		SOLE		58,155
Optionsxpress Hldgs Inc         	COM	684010101		$1,658	101,765	SH		SOLE		101,765
Pepsico Inc                     	COM	713448108		$554	8,370	SH		SOLE		8,370
Pfizer Inc                      	COM	717081103		$2,179	127,062	SH		SOLE		127,062
Plum Creek Timber Co Inc        	COM	729251108		$2,186	56,192	SH		SOLE		56,192
Primesource Healthcare In       	COM	55068710		$0	56,628	SH		SOLE		56,628
Procter & Gamble Co             	COM	742718109		$3,487	55,117	SH		SOLE		55,117
Qualcomm Inc                    	COM	747525103		$2,478	59,051	SH		SOLE		59,051
Smucker JM Co                   	COM	832696405		$3,042	50,474	SH		SOLE		50,474
Southern Co                     	COM	842587107		$2,751	82,949	SH		SOLE		82,949
SPDR Barclays Municipal B       	ETF	78464A458          	$2,721	119,800	SH		SOLE		119,800
SPDR Barclays New York Mu       	ETF	78464A433          	$542	24,100	SH		SOLE		24,100
State Street Corp               	COM	857477103		$1,019	22,580	SH		SOLE		22,580
Sysco Corp                      	COM	871829107		$2,840	96,285	SH		SOLE		96,285
United Guardian Inc             	COM	910571108		$155	12,178	SH		SOLE		12,178
Urstadt Biddle Pptys Inc        	COM	917286205		$414	26,200	SH		SOLE		26,200
Vanguard Europe Pacific E       	ETF	921943858		$2,236	64,575	SH		SOLE		64,575
Vanguard Short Term Bond        	ETF	921937207		$379	36,205	SH		SOLE		36,205
Vanguard Total Stock Mark       	ETF	922908769		$216	3,619	SH		SOLE		3,619
Wal-Mart Stores Inc             	COM	931142103		$244	4,387	SH		SOLE		4,387
WisdomTree Emerging Mkts        	ETF	97717W281          	$2,565	57,375	SH		SOLE		57,375
World Wrestling Entertain       	COM	98156Q108          	$368	21,250	SH		SOLE		21,250
Zimmer Holdings Inc             	COM	98956p102          	$2,019	34,105	SH		SOLE		34,105

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